SHAREHOLDERS' EQUITY (Schedule of Warrants and Warrants Units Outstanding) (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
Class of Warrant or Right [Line Items]
Number of warrants	2,894,259
PIPE warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Mar. 11, 2021
Number of warrants	232,500
Exercise price | $ / shares	$ 5,520
Exercisable through	Sep. 10, 2026
December 2023 warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Dec. 28, 2023
Number of warrants	32,753
Exercise price | $ / shares	$ 427.2
Exercisable through	Dec. 28, 2028
Warrants issued to underwriters [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Apr. 15, 2024
Number of warrants	350,000
Exercise price | $ / shares	$ 120
Exercisable through	Apr. 15, 2029
Warrants issued to underwriters [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Sep. 11, 2024
Number of warrants	69,251
Exercise price | $ / shares	$ 40
Exercisable through	Sep. 11, 2029
Warrants issued to underwriters [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Dec. 18, 2024
Number of warrants	34,625
Exercise price | $ / shares	$ 40
Exercisable through	Dec. 18, 2029
Warrant-A issued to BladeRanger [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Mar. 05, 2025
Number of warrants	1,087,565
Exercise price | $ / shares	$ 15.5
Exercisable through	Sep. 05, 2030
Warrant-B issued to BladeRanger [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Mar. 05, 2025
Number of warrants	1,087,565
Exercise price | $ / shares	$ 32
Exercisable through	Sep. 05, 2030